Land Use Rights, Net	6 Months Ended
Jun. 30, 2023
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

NOTE 10 – LAND USE RIGHTS, NET

Land use rights, stated at cost less accumulated amortization, consisted of the following:

	As of June 30, 2023	As of December 31, 2022
Land use rights - cost	$9,801,487	$10,204,968
Less: accumulated amortization	(223,341)	(121,726)
Land use rights, net	$9,578,146	$10,083,242

For the six months ended June 30, 2023 and 2022, amortization expense amounted to $111,389 and $nil, respectively. The following is a schedule of future amortization of land use rights as of June 30, 2023:

Year ending December 31,	Amount
2023	$106,428
2024	212,855
2025	212,855
2026	212,855
2027 and thereafter	8,833,153
Total	$9,578,146